Regulatory Assets And Liabilities (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2013
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current	$ 27,943	$ 37,473	$ 12,436
Regulatory assets, current	93	2,132	2,409
Increase (decrease) in deferred fuel asset	15,200
Deferred Fuel Over/Under-Collection [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current	17,837		2,600
Indianapolis Power And Light Company [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current	27,943	37,473	12,436
Regulatory assets, current	93	$ 2,132	2,409
Increase (decrease) in deferred fuel asset	15,200
Indianapolis Power And Light Company [Member] | Deferred Fuel Over/Under-Collection [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current	$ 17,837		$ 2,600
Minimum [Member]
Regulatory Assets And Liabilities [Line Items]
Amortization period of regulatory assets	1 year
Minimum [Member] | Indianapolis Power And Light Company [Member]
Regulatory Assets And Liabilities [Line Items]
Amortization period of regulatory assets	1 year
Maximum [Member]
Regulatory Assets And Liabilities [Line Items]
Amortization period of regulatory assets	35 years
Maximum [Member] | Indianapolis Power And Light Company [Member]
Regulatory Assets And Liabilities [Line Items]
Amortization period of regulatory assets	35 years